Other Non-Current Assets (Detail) - USD ($) $ in Thousands		Sep. 30, 2015	Sep. 30, 2014
Other Assets Noncurrent [Line Items]
Long-term prepaid expenses	[1]	$ 2,135	$ 1,903
Rental deposits	[2]	240	225
Other Assets, Miscellaneous, Total		$ 2,375	$ 2,128

[1]	Long-term prepaid expenses represent golf club membership fees. The amortization of the long term prepaid expenses was made within a ten-year amortizing period and was recorded as "general and administrative expenses" on the consolidated statements of operations.
[2]	Rental deposits represent office rental deposits for the Group's daily operations. These deposits are classified as non-current deposits since they will not be refunded within one year.